Note 17 - Financial Instruments - Amount Recognized in Statement of Comprehensive (Loss) Income Derivative Financial Instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Interest rate swaps– realized gain/(loss)		$ (476)	$ (16)
Total	1,821	(301)	(698)
Interest Rate Swap [Member]
Derivative instruments, changes in fair value	404	431	(41)
Financial Instrument Warrants [Member]
Derivative instruments, changes in fair value	$ 1,417	$ (256)	$ (641)